SUPPLEMENTAL FINANCIAL INFORMATION	12 Months Ended
Dec. 28, 2019
SUPPLEMENTAL FINANCIAL INFORMATION

NOTE 16. SUPPLEMENTAL FINANCIAL INFORMATION

Inventories

Net inventories at year-end were as follows:

(In millions)	2019	2018
Raw materials	$231.6	$236.2
Work-in-progress	201.0	196.7
Finished goods	230.4	218.5
Inventories, net	$663.0	$651.4

Property, Plant and Equipment

Major classes of property, plant and equipment, stated at cost, at year-end were as follows:

(In millions)	2019	2018
Land	$25.1	$28.0
Buildings and improvements	687.4	643.1
Machinery and equipment	2,316.9	2,231.1
Construction-in-progress	142.2	151.5
Property, plant and equipment	3,171.6	3,053.7
Accumulated depreciation	(1,960.9)	(1,916.3)
Property, plant and equipment, net	$1,210.7	$1,137.4

Software

Capitalized software costs at year-end were as follows:

(In millions)	2019	2018
Cost	$487.2	$452.4
Accumulated amortization	(334.4)	(316.9)
Software, net	$152.8	$135.5

Software amortization expense was $20.8 million in 2019, $20.2 million in 2018, and $29.3 million in 2017.

Equity Method Investment

As of December 28, 2019, we held a 22.9% interest in PragmatIC Printing Limited (“PragmatIC”), a company that develops flexible electronics technology. The carrying value of this investment was $8.8 million and $6.7 million as of December 28, 2019 and December 29, 2018, respectively, and was included in “Other assets” in the Consolidated Balance Sheets. In January 2019, we made an additional investment in PragmatIC of approximately $4 million.

Research and Development

Research and development expense, which is included in “Marketing, general and administrative expense” in the Consolidated Statements of Income, was as follows:

(In millions)	2019	2018	2017
Research and development expense	$92.6	$98.2	$93.4

Supplemental Cash Flow Information

Cash paid for interest and income taxes was as follows:

(In millions)	2019	2018	2017
Interest	$74.3	$54.9	$57.7
Income taxes, net of refunds	155.0	153.5	125.6

Foreign Currency Effects

Gains and losses resulting from foreign currency transactions are included in income in the period incurred. Transactions in foreign currencies (including receivables, payables and loans denominated in currencies other than the functional currency), including hedging impacts, decreased net income by $9.7 million, $13.4 million, and $4.1 million in 2019, 2018, and 2017, respectively.

Deferred Revenue

Deferred revenue primarily relates to constrained variable consideration on supply agreements for sales of products, as well as to payments received in advance of performance under a contract. Deferred revenue is recognized as revenue as or when we perform under a contract.

The following table shows the amounts and balance sheet locations of deferred revenue as of December 28, 2019 and December 29, 2018:

(In millions)	December 28, 2019	December 29, 2018
Other current liabilities	$12.6	$11.5
Long-term retirement benefits and other liabilities	.3	.3
Total deferred revenue	$12.9	$11.8

Revenue recognized from amounts included in deferred revenue as of December 29, 2018 was $10.8 million in 2019. Revenue recognized from amounts included in deferred revenue as of December 30, 2017 was $12.2 million in 2018. This revenue was included in “Net sales” in the Consolidated Statements of Income.